CONSOLIDATED STATEMENTS OF EQUITY (unaudited) - USD ($) shares in Thousands	Total	Performance stock units	Performance Long Term Incentive Plan Units	Common Stock	Series D Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Series I Preferred Stock	Preferred Stock Series D Preferred Stock	Preferred Stock Series F Preferred Stock	Preferred Stock Series G Preferred Stock	Preferred Stock Series H Preferred Stock	Preferred Stock Series I Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Performance stock units	Accumulated Deficit Common Stock	Accumulated Deficit Series D Preferred Stock	Accumulated Deficit Series F Preferred Stock	Accumulated Deficit Series G Preferred Stock	Accumulated Deficit Series H Preferred Stock	Accumulated Deficit Series I Preferred Stock	Noncontrolling Interests In Consolidated Entities	Redeemable Noncontrolling Interests in Operating Partnership	Redeemable Noncontrolling Interests in Operating Partnership Performance Long Term Incentive Plan Units
Beginning balance, shares (in shares) at Dec. 31, 2016										9,469	4,800	6,200	0	0	96,377
Beginning balance, value at Dec. 31, 2016	$ 792,377,000									$ 95,000	$ 48,000	$ 62,000	$ 0	$ 0	$ 964,000		$ 1,764,450,000	$ (974,015,000)								$ 756,000	$ 132,768,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(203)
Purchases of common stock	(1,272,000)														$ (2,000)		(1,270,000)
Equity-based compensation	7,227,000																7,227,000										5,060,000
Forfeitures of restricted shares (in shares)															(56)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,271
Issuance of restricted shares/units	0														$ 12,000		(12,000)										94,000
Dividends		$ (393,000)		$ (47,104,000)	$ (18,211,000)	$ (8,849,000)	$ (11,430,000)	$ (2,494,000)	$ (1,238,000)						$ (45,752,000)					$ (47,104,000)	$ (18,211,000)	$ (8,849,000)	$ (11,430,000)	$ (2,494,000)	$ (1,238,000)
Distributions to noncontrolling interests	0																										(10,007,000)
Redemption value adjustment	(10,010,000)																	(10,010,000)									10,010,000
Net income (loss)	(67,118,000)																	(67,008,000)								(110,000)	(21,642,000)
Ending balance, shares (in shares) at Dec. 31, 2017										2,389	4,800	6,200	3,800	5,400	97,409
Ending balance, value at Dec. 31, 2017	633,146,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 974,000		1,784,997,000	(1,153,697,000)								646,000	116,122,000
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	7,227,000																7,227,000										5,060,000
Issuance of restricted shares/units	0														$ 12,000		(12,000)										94,000
Distributions to noncontrolling interests	0																										(10,007,000)
Conversion of operating partnership units	161,000															$ 0	161,000	0									(161,000)
Conversion of operating partnership units (in shares)																20
Redemption value adjustment	(10,010,000)																	(10,010,000)									10,010,000
Net income (loss)	(67,118,000)																	(67,008,000)								(110,000)	(21,642,000)
Purchases of common stock (in shares)															(249)
Purchases of common stock	(1,598,000)														$ (3,000)		(1,595,000)
Equity-based compensation	16,098,000																16,098,000										10,841,000
Forfeitures of restricted shares (in shares)															(48)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,490
Issuance of restricted shares/units	123,000														$ 15,000		108,000										53,000
Dividends		(50,000)		(47,951,000)	(5,047,000)	(8,849,000)	(11,431,000)	(7,125,000)	(10,125,000)						$ (47,057,000)					(47,951,000)	(5,047,000)	(8,849,000)	(11,431,000)	(7,125,000)	(10,125,000)
Distributions to noncontrolling interests																											(8,789,000)
Redemption value adjustment	8,171,000																	8,171,000									(8,171,000)
Net income (loss)	(126,996,000)																	(126,966,000)								(30,000)	(29,313,000)
Ending balance, shares (in shares) at Dec. 31, 2018										2,389	4,800	6,200	3,800	5,400	101,036
Ending balance, value at Dec. 31, 2018	453,105,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 1,010,000		1,814,273,000	(1,363,020,000)								616,000	80,743,000
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	16,098,000																16,098,000										10,841,000
Issuance of restricted shares/units	123,000														$ 15,000		108,000										53,000
Distributions to noncontrolling interests																											(8,789,000)
Redemption value adjustment	8,171,000																	8,171,000									(8,171,000)
Net income (loss)	(126,996,000)																	(126,966,000)								(30,000)	(29,313,000)
Ending balance, value at Dec. 31, 2018	80,743,000																										80,743,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting standard	1,755,000																	1,755,000
Purchases of common stock (in shares)															(187)
Purchases of common stock	(903,000)														$ (1,000)		(902,000)
Equity-based compensation	2,788,000																2,788,000										1,802,000
Forfeitures of restricted shares (in shares)															(6)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,323
Issuance of restricted shares/units	0														$ 13,000		(13,000)										23,000
Common stock issuance costs	(200,000)																(200,000)
Issuance of units for hotel acquisition	0																										7,854,000
Dividends		(190,000)		(12,450,000)	(1,262,000)	(2,212,000)	(2,858,000)	(1,781,000)	(2,531,000)						$ (11,979,000)					(12,450,000)	(1,262,000)	(2,212,000)	(2,858,000)	(1,781,000)	(2,531,000)
Distributions to noncontrolling interests	0																										(2,623,000)
Redemption value adjustment	(22,760,000)																	(22,760,000)									22,760,000
Net income (loss)	(38,043,000)																	(38,017,000)								(26,000)	(8,579,000)
Ending balance, shares (in shares) at Mar. 31, 2019										2,389	4,800	6,200	3,800	5,400	102,166
Ending balance, value at Mar. 31, 2019	372,648,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 1,022,000		1,815,946,000	(1,445,136,000)								590,000
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	2,788,000																2,788,000										1,802,000
Issuance of restricted shares/units	0														$ 13,000		(13,000)										23,000
Distributions to noncontrolling interests	0																										(2,623,000)
Redemption value adjustment	(22,760,000)																	(22,760,000)									22,760,000
Net income (loss)	(38,043,000)																	(38,017,000)								(26,000)	(8,579,000)
Ending balance, value at Mar. 31, 2019																											101,980,000
Beginning balance, shares (in shares) at Dec. 31, 2018										2,389	4,800	6,200	3,800	5,400	101,036
Beginning balance, value at Dec. 31, 2018	453,105,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 1,010,000		1,814,273,000	(1,363,020,000)								616,000	80,743,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(210)
Purchases of common stock	(1,031,000)														$ (1,000)		(1,030,000)
Equity-based compensation	12,413,000																12,413,000										7,304,000
Forfeitures of restricted shares (in shares)															(62)
Forfeitures of restricted shares	0														$ (1,000)		1,000
Issuance of restricted shares/units (in shares)															1,340
Issuance of restricted shares/units	0														$ 13,000		(13,000)										28,000
Common stock issuance costs	(91,000)																(91,000)
Issuance of units for hotel acquisition	0																										7,854,000
Dividends		(475,000)		$ (31,116,000)	(5,048,000)	(8,849,000)	(11,430,000)	(7,125,000)	(10,125,000)						$ (29,840,000)					$ (31,116,000)	(5,048,000)	(8,849,000)	(11,430,000)	(7,125,000)	(10,125,000)
Distributions to noncontrolling interests	0																										(6,572,000)
Redemption value adjustment	(9,445,000)																	(9,445,000)									9,445,000
Net income (loss)	(113,747,000)																	(113,635,000)								(112,000)	(28,932,000)
Ending balance, shares (in shares) at Dec. 31, 2019										2,389	4,800	6,200	3,800	5,400	102,104
Ending balance, value at Dec. 31, 2019	269,266,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 1,021,000		1,825,553,000	(1,558,038,000)								504,000	69,870,000
Beginning balance, value at Dec. 31, 2018	80,743,000																										80,743,000
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	12,413,000																12,413,000										7,304,000
Issuance of restricted shares/units	0														$ 13,000		(13,000)										28,000
Distributions to noncontrolling interests	0																										(6,572,000)
Redemption value adjustment	(9,445,000)																	(9,445,000)									9,445,000
Net income (loss)	(113,747,000)																	(113,635,000)								(112,000)	(28,932,000)
Ending balance, value at Dec. 31, 2019	69,870,000																										69,870,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(246)
Purchases of common stock	(358,000)														$ (3,000)		(355,000)
Equity-based compensation	3,272,000																3,272,000										1,634,000
Forfeitures of restricted shares (in shares)															(30)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,333
Issuance of restricted shares/units	0														$ 13,000		(13,000)
Dividend claw back upon cancellation		378,000	$ 0																$ 378,000									$ 1,401,000
Dividends		$ 378,000			$ (1,262,000)	$ (2,212,000)	$ (2,858,000)	$ (1,781,000)	$ (2,531,000)						$ 0						$ (1,262,000)	$ (2,212,000)	$ (2,858,000)	$ (1,781,000)	$ (2,531,000)
Redemption value adjustment	19,046,000																	19,046,000									(19,046,000)
Net income (loss)	(84,249,000)																	(84,201,000)								(48,000)	(17,671,000)
Ending balance, shares (in shares) at Mar. 31, 2020										2,389	4,800	6,200	3,800	5,400	105,116
Ending balance, value at Mar. 31, 2020	197,670,000									$ 24,000	$ 48,000	$ 62,000	$ 38,000	$ 54,000	$ 1,051,000		1,829,396,000	(1,633,459,000)								456,000
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	3,272,000																3,272,000										1,634,000
Issuance of restricted shares/units	0														$ 13,000		(13,000)
Conversion of operating partnership units	959,000															$ 20,000	$ 939,000										(959,000)
Conversion of operating partnership units (in shares)																1,955
Redemption value adjustment	19,046,000																	19,046,000									(19,046,000)
Net income (loss)	(84,249,000)																	$ (84,201,000)								$ (48,000)	(17,671,000)
Ending balance, value at Mar. 31, 2020	$ 35,229,000																										$ 35,229,000